Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Ineffective portion recognized in profit or loss cash flow hedge valuation gain	₩ 1,961	₩ 1,637	₩ 2,663
Korea Software Financial Cooperative [Member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets investment amount	₩ 1,000